SHARE BASED PAYMENTS - Restricted Stock Units (Details) - Restricted stock units (RSUs)	6 Months Ended
Jun. 30, 2018 USD ($) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding RSUs at beginning of period | EquityInstruments	33,803,361
Converted to ordinary shares | EquityInstruments	(6,541,167)
Forfeited | EquityInstruments	(6,198,071)
Outstanding RSUs at end of period | EquityInstruments	21,064,123
Weighted average fair value at measurement date, RSUs, beginning of period | $	$ 0.22
Weighted average fair value at measurement date, RSUs, converted | $	0.49
Weighted average fair value at measurement date, RSUs, forfeited | $	0.27
Weighted average fair value at measurement date, RSUs, end of period | $	$ 0.12